Advance to Suppliers	6 Months Ended
Jun. 30, 2025
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

7. ADVANCE TO SUPPLIERS

Advance to suppliers consisted of the following:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited）
Advance to suppliers	17,789	14,251	1,990
Less: allowance for expected credit losses	(8,323)	(4,443)	(621)
	9,466	9,808	1,369

As of the year ended December 31, 2024, the balance of advance to suppliers mainly represented the prepayments in relation to the development and purchase of battery swapping stations as well as developing UOTTA-powered EVs. As of the six months ended June 30, 2025, the balance of advance to suppliers mainly represented the prepayments in relation to the development of vehicle sourcing, general and administrative expenses, and purchase of battery swapping stations. An analysis of the expected credit losses was as follows:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited）
Balance at beginning of the period	(8,472)	(8,323)	(1,163)
Additional reversal for expected credit losses	149	3,880	542
Balance at the end of the period	(8,323)	(4,443)	(621)